Cash and Investments Held in Trust Account	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Cash and Investments Held in Trust Account [Abstract]
CASH AND INVESTMENTS HELD IN TRUST ACCOUNT

NOTE 3 — CASH AND INVESTMENTS HELD IN TRUST ACCOUNT

As of September 30, 2024 and March 31, 2024, assets held in the Trust Account were comprised of $18,213,005 and $55,495,253, respectively, in cash and money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2024 and March 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2024	March 31, 2024
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$18,213,005	$55,495,253

NOTE 3 — CASH AND INVESTMENTS HELD IN TRUST ACCOUNT

As of March 31, 2024 and 2023, assets held in the Trust Account were comprised of $55,495,253 and $60,156,291, respectively, in cash and money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2024	March 31, 2023
Assets:
Trust Account – Cash	1	$—	$575,000
Trust Account – U.S. Treasury Securities Money Market Fund	1	55,495,253	59,581,291
Total		$55,495,253	$60,156,291